Cover Page	May 01, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 01, 2025
Entity Registrant Name	UNIVERSAL ELECTRONICS INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	0-21044
Entity Tax Identification Number	33-0204817
Entity Address, Address Line One	15147 N. Scottsdale Road
Entity Address, Address Line Two	Suite H300
Entity Address, City or Town	Scottsdale
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85254-2494
City Area Code	480
Local Phone Number	530-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	UEIC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000101984
Amendment Flag	false